Quarterly Holdings Report
for
Fidelity Advisor® Semiconductors Fund
October 31, 2024
AFEL-NPRT1-1224
1.809067.121
Common Stocks - 93.6%
	Shares	Value ($)
CHINA - 4.8%
Information Technology - 4.8%
Semiconductors & Semiconductor Equipment - 4.8%
NXP Semiconductors NV	576,053	135,084,429
ISRAEL - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Nova Ltd (b)(c)	247,932	45,941,800
JAPAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Allegro MicroSystems Inc (c)	1,036,667	21,604,139
NETHERLANDS - 3.2%
Information Technology - 3.2%
Semiconductors & Semiconductor Equipment - 3.2%
ASML Holding NV depository receipt	131,877	88,693,876
TAIWAN - 8.1%
Information Technology - 8.1%
Semiconductors & Semiconductor Equipment - 8.1%
Silicon Motion Technology Corp ADR	418,000	22,492,580
Taiwan Semiconductor Manufacturing Co Ltd ADR	1,065,588	203,037,138

TOTAL TAIWAN		225,529,718
UNITED STATES - 75.1%
Information Technology - 75.1%
Electronic Equipment, Instruments & Components - 0.3%
Aeva Technologies Inc (b)(c)	23,620	86,921
Coherent Corp (c)	75,184	6,950,009
		7,036,930
Semiconductors & Semiconductor Equipment - 72.3%
Advanced Micro Devices Inc (c)	519,523	74,847,679
Applied Materials Inc	17,500	3,177,650
Astera Labs Inc (c)	935,880	65,661,341
Broadcom Inc	1,851,950	314,405,552
GlobalFoundries Inc (c)	2,842,188	103,739,862
Impinj Inc (c)	198,259	37,667,227
Lam Research Corp	1,469,560	109,261,786
Lattice Semiconductor Corp (c)	73,283	3,712,517
MACOM Technology Solutions Holdings Inc (c)	317,992	35,742,301
Marvell Technology Inc	1,564,751	125,352,203
Micron Technology Inc	1,357,457	135,270,590
Monolithic Power Systems Inc	155,349	117,956,496
NVIDIA Corp	5,146,136	683,201,015
ON Semiconductor Corp (c)	1,910,357	134,661,065
Synaptics Inc (c)	197,121	13,536,299
Teradyne Inc	518,500	55,069,885
Wolfspeed Inc (b)(c)	54,700	728,056
		2,013,991,524
Technology Hardware, Storage & Peripherals - 2.5%
Western Digital Corp (c)	1,074,789	70,194,470
TOTAL UNITED STATES		2,091,222,924
TOTAL COMMON STOCKS (Cost $1,542,579,839)		2,608,076,886

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (d)(e)	11,132	143,380
Tenstorrent Holdings Inc Series C1 (d)(e)	1,740	129,299
Tenstorrent Holdings Inc Series D1 (d)(e)	4,400	347,160
Tenstorrent Holdings Inc Series D2 (d)(e)	1,019	77,475
		697,314
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Frore Systems Inc Series C (d)(e)	143,630	2,323,933
Menlo Microsystems Inc Series C (c)(d)(e)	79,800	55,860
		2,379,793
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (c)(d)(e)	48,363	870,534
Retym Inc Series C (c)(d)(e)	55,074	475,839
SiMa Technologies Inc Series B (c)(d)(e)	30,638	199,453
SiMa Technologies Inc Series B1 (c)(d)(e)	18,145	136,995
		1,682,821
Software - 0.0%
Lyte Ai Inc (d)(e)	34,117	431,580
Technology Hardware, Storage & Peripherals - 0.2%
Lightmatter Inc (d)(e)	23,200	1,861,348
Lightmatter Inc Series C1 (c)(d)(e)	32,553	2,106,506
Lightmatter Inc Series C2 (d)(e)	5,113	337,202
		4,305,056
TOTAL INFORMATION TECHNOLOGY		8,799,250

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (c)(d)(e)	18,335	506,046
TOTAL UNITED STATES		10,002,610
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,182,684)		10,002,610

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e) (Cost $46,494)	46,494	47,853

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.87	46,186,951	46,196,188
Fidelity Securities Lending Cash Central Fund (f)(g)	4.87	33,867,263	33,870,650
TOTAL MONEY MARKET FUNDS (Cost $80,066,838)			80,066,838

TOTAL INVESTMENT IN SECURITIES - 96.8% (Cost $1,630,875,855)	2,698,194,187
NET OTHER ASSETS (LIABILITIES) - 3.2%	88,792,772
NET ASSETS - 100.0%	2,786,986,959

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,050,463 or 0.3% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	142,053

Alif Semiconductor Series C	3/08/22	981,698

Diamond Foundry Inc Series C	3/15/21	440,040

Frore Systems Inc Series C	5/10/24	2,308,192

Lightmatter Inc	10/11/24	1,861,348

Lightmatter Inc Series C1	5/19/23	535,718

Lightmatter Inc Series C2	12/18/23	132,947

Lyte Ai Inc	8/13/24	432,812

Menlo Microsystems Inc Series C	2/09/22	105,775

Retym Inc Series C	5/17/23 - 6/20/23	428,575

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 10/05/24	46,494

SiMa Technologies Inc Series B	5/10/21	157,093

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	128,664

Tenstorrent Holdings Inc Series C1	4/23/21	103,509

Tenstorrent Holdings Inc Series D1	7/16/24	346,836

Tenstorrent Holdings Inc Series D2	7/17/24	77,424

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	483	271,192,734	224,997,029	654,693	-	-	46,196,188	0.1%
Fidelity Securities Lending Cash Central Fund	80,711,425	66,007,820	112,848,595	120,432	-	-	33,870,650	0.1%
Total	80,711,908	337,200,554	337,845,624	775,125	-	-	80,066,838

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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